Subsequent Events (Details) - USD ($)			6 Months Ended	12 Months Ended
	Aug. 31, 2025	Jul. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 25, 2025	Jul. 31, 2025
Subsequent Event [Line Items]
Stock issued during period shares stock options exercised			2,519,000	424,000
Ares Acquisition Corporation II [Member]
Subsequent Event [Line Items]
Deposit Made Into The Trust Account		$ 987,194
Percentage Of Contribution To Be Reimbursed		50.00%
Subsequent Event | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Stock issued during period shares stock options exercised	1,536,700
Share price	$ 5.88
Subsequent Event | Second Lien Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face amount						$ 14,000,000
Officer Of AACT [Member] | Subsequent Event | Second Lien Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 12,400,000				$ 20,000,000
Officer Of AACT [Member] | Subsequent Event | Second Amendment Of Second Lien Loan Agreement [Member]
Subsequent Event [Line Items]
Debt instrument withdrawal amount					$ 5,000,000
Percentage of preferred stock warrant issued to debt issuer					5.00%